Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2019
Acquisitions and disposals [Line Items]
Details of business combination
The details of this business combination are as follows:

2019
Fair value of the consideration transferred	$51,126

Recognized amounts of identifiable net assets
Cash and cash equivalents	671
Other current assets	8,703
Land	122,481
Construction in progress	23,595
Total identifiable assets	155,450

Accounts payable	113,777
Other liabilities	373
Total liabilities assumed	114,150
Identifiable net assets	$41,300
Goodwill on acquisition	$9,826

Consideration transferred settled in cash	$51,126
Cash and cash equivalents acquired receive on acquisition	(671)
Net cash outflow on acquisition	$50,455

Bamorau Servicios, S.A.P.I. de C.V. and Snekke, S.A. de C.V. [Member]
Acquisitions and disposals [Line Items]
Carrying Value of Net Assets and Consideration Received
At the date of sale, the value of the assets of those subsidiaries and the consideration received was as follows:

	Snekke, S.A. de C.V. (a)	Bamorau Servicios, S.A.P.I. de C.V.	Total
Current assets
Other accounts receivable	$27,786	$-	$27,786
Other current assets	5,388	-	5,388
Total current assets	33,174	-	33,174

Non-current assets
Property	339,038	-	339,038
Total assets	$372,212	-	$372,212

Short-term liabilities
Other accounts payable	$25,243	-	$25,243
Total short-term liabilities	25,243	-	25,243

Long-term liabilities
Deferred income tax	58,920	-	58,920
Total liabilities	$84,163	-	$84,163

Total net assets	$288,049	-	$288,049

Consideration transferred	543,184	24,609	567,793
Gain on the disposition of subsidiaries	$255,135	$24,609	$279,744

TMM DM and Other Subsidiaries [Member]
Acquisitions and disposals [Line Items]
Carrying Value of Net Assets and Consideration Received
As at the date of the sale, the carrying value of net assets and the consideration received were as follows:

	TMM DM	Other subsidiaries	Total
Current assets
Cash and cash equivalents	$212,332	$-	$212,332
Trade receivables	537,808	-	537,808
Other current assets	142,956	-	142,956
Total current assets	893,096	-	893,096

Non-current
Vessels and equipment, net	7,442,415	-	7,442,415
Other non-current assets	8,530	340,019	348,549
Total assets	$8,344,041	$340,019	$8,684,060

Short-term liabilities
Trust certificates	$709,589	-	$709,589
Other short-term liabilities	439,265	-	439,265
Total short-term liabilities	1,148,854	-	1,148,854

Long-term liabilities
Trust certificates	9,731,357	-	9,731,357
Other long-term liabilities	922,297	-	922,297
Total liabilities	11,802,508	-	11,802,508

Total net assets	$(3,458,467)	340,019	$(3,118,448)

Consideration transferred	-	(66,987)	(66,987)
Investment retained by Grupo TMM	-	-	-
(Gain) loss on the disposition of subsidiaries	$(3,458,467)	$273,032	$(3,185,435)